Income taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic
Current tax expenses	$ (60,434)	$ (79,860)	$ (46,749)
Income tax expense for year	$ (60,434)	$ (79,860)	$ (46,749)